UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Spector
Title:     CFO
Phone:     212 588-6622

Signature, Place, and Date of Signing:

     Brett Spector     New York, NY     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $380,758 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102    24850  1400000 SH       SOLE                  1400000        0        0
ALTUS PHARMACEUTICALS INC      COM              02216N105      101   460000 SH       SOLE                   460000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0     7134 13000000 PRN      SOLE                 13000000        0        0
APACHE CORP                    COM              037411105    10677   166600 SH       SOLE                   166600        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103     2607  1190344 SH       SOLE                  1190344        0        0
CAPITALSOURCE INC              COM              14055X102     1474  1207733 SH       SOLE                  1207733        0        0
CELGENE CORP                   COM              151020104     9768   220000 SH       SOLE                   220000        0        0
CENTURY ALUM CO                COM              156431108     1991   943754 SH       SOLE                   943754        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4    22352 15000000 PRN      SOLE                 15000000        0        0
CF INDS HLDGS INC              COM              125269100    10456   147000 SH       SOLE                   147000        0        0
CITIGROUP INC                  COM              172967101     5900    20000 SH  PUT  SOLE                    20000        0        0
CONSECO INC                    COM NEW          208464883     5704  6200000 SH       SOLE                  6200000        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107     4908   300000 SH       SOLE                   300000        0        0
EV3 INC                        COM              26928A200     4373   615800 SH       SOLE                   615800        0        0
GENCORP INC                    COM              368682100     2891  1363500 SH       SOLE                  1363500        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6    19230 15000000 PRN      SOLE                 15000000        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     6885  1296700 SH       SOLE                  1296700        0        0
HRPT PPTYS TR                  PFD CONV D       40426W507     7243   805389 SH       SOLE                   805389        0        0
I-FLOW CORP                    COM NEW          449520303      443   121300 SH       SOLE                   121300        0        0
INCYTE CORP                    COM              45337C102     3214  1373200 SH       SOLE                  1373200        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7     1086  1620000 PRN      SOLE                  1620000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     6308  2175000 SH       SOLE                  2175000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     8651  2903000 SH       SOLE                  2903000        0        0
MEDAREX INC                    COM              583916101     3668   715086 SH       SOLE                   715086        0        0
MERCK & CO INC                 COM              589331107    23137   864935 SH       SOLE                   864935        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     5940    20000 SH  CALL SOLE                    20000        0        0
RTI BIOLOGICS INC              COM              74975N105     1648   577956 SH       SOLE                   577956        0        0
SMITHFIELD FOODS INC           NOTE 4.000% 6/3  832248AR9     3352  5000000 PRN      SOLE                  5000000        0        0
SONOSITE INC                   COM              83568G104     3558   199000 SH       SOLE                   199000        0        0
SPDR TR                        UNIT SER 1       78462F103    40951   515500 SH       SOLE                   515500        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    18300  2500000 SH       SOLE                  2500000        0        0
SYBASE INC                     NOTE 1.750% 2/2  871130AB6    25256 20000000 PRN      SOLE                 20000000        0        0
TANGER PPTYS LTD PARTNERSHIP   NOTE 3.750% 8/1  875484AE7     9845 10000000 PRN      SOLE                 10000000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    51788  3750000 SH       SOLE                  3750000        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     4098    62000 SH       SOLE                    62000        0        0
XTENT INC                      COM              984141101      191   152652 SH       SOLE                   152652        0        0
YAHOO INC                      COM              984332106    20780  1622174 SH       SOLE                  1622174        0        0